Finance costs and unwinding of obligations	6 Months Ended
Jun. 30, 2025
Disclosure of finance costs and unwinding of obligations [Abstract]
Finance costs and unwinding of obligations	Finance costs and unwinding of obligations

	Six months	Six months
	ended	ended
	June	June
	2025	2024
US Dollar millions	Unaudited	Unaudited

Finance costs - borrowings	60	65
Finance costs - leases	8	6
Unwinding of obligations	17	13
	85	84
The interest included within finance costs is calculated at effective interest rates.